Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related party transactions [abstract]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [text block]
	For the year ended December 31
in 000€	2017	2016	2015
Short-term employee benefits	2,190	2,693	2,638
Post-employment benefits	80	116	109
Termination benefits	−	−	22
Total	2,270	2,809	2,769

Warrants granted	−	199,500	18,180
Warrants outstanding	573,980	790,752	593,448

Disclosure of transactions between related parties [text block]
in 000€	Sale of goods to	Purchases from	Interest expense	Receivables	Liabilities
Non-executive directors of the group
2017	−	96	50	−	965
2016	−	72	50	−	972
2015	−	99	12	−	932

Shareholders of the group
2017	−	172	11	−	371
2016	−	117	16	−	378
2015	−	214	18	−	447

Joint ventures
2017	714	23	−	804	28
2016	527	−	−	601	−
2015	547	−	−	189	−